DIVIDENDS (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Discloures Of Dividend [Line Items]
Interim dividend paid	$ 1,169	$ 135,877	$ 13,546
17 March (2022: 22 March and 2021: 13 December) [Member]
Discloures Of Dividend [Line Items]
Interim dividend paid	$ 585	$ 13,650	$ 13,546
Interim dividend per share	$ 0.03	$ 0.72	$ 0.72
19 June (2022: 20 June) [Member]
Discloures Of Dividend [Line Items]
Interim dividend paid	$ 584	$ 8,910	$ 0
Interim dividend per share	$ 0.03	$ 0.47	$ 0
19 September [Member]
Discloures Of Dividend [Line Items]
Interim dividend paid	$ 0	$ 15,957	$ 0
Interim dividend per share	$ 0	$ 0.84	$ 0
1 December [Member]
Discloures Of Dividend [Line Items]
Interim dividend paid	$ 0	$ 97,360	$ 0
Interim dividend per share	$ 0	$ 5	$ 0